CAPITAL STOCK (Details) - Schedule of assumptions were used to determine the fair value of the private warrants	3 Months Ended
Mar. 31, 2021 $ / shares
Schedule of assumptions were used to determine the fair value of the private warrants [Abstract]
Risk-free interest rate	1.00%
Expected volatility	60.00%
Share price	$ 10.29
Exercise price	$ 11.50
Expiration date	Dec. 18, 2025